SIGNIFICANT ACCOUNTING POLICIES (Schedule of Revenues Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Total revenues	$ 333,307	$ 345,221	$ 297,682
Airport Security and Other Aviation Services [Member]
Accounting Policies [Line Items]
Total revenues	309,548	329,150	292,393
Authentication Technology [Member]
Accounting Policies [Line Items]
Total revenues	$ 23,759	$ 16,071	$ 5,289